PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS
	December 31
	2023	2022
	U.S. dollars in thousands

Prepaid expenses	203	66
Institutions	117	216
Advances to suppliers	304	16
Other	128	299
Total	752	597